RIGHT-OF-USE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Right-of-use Assets Net
RIGHT-OF-USE ASSETS, NET

NOTE－8 RIGHT-OF-USE ASSETS, NET

The Company adopted ASU 2016-02, Leases (ASC 842), Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one (1) year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheets. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company adopts 5.0% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was three (3) years.

The finance lease arrangements held by the Company are summarized as follows:

	As of December 31,
	2025	2024
	$’000	$’000

At cost
Motor vehicles	979	979

	979	979
Less: accumulated depreciation	(701)	(626)

Motor vehicles, net	277	353

Amortization expenses of assets under finance lease arrangements for the financial years ended December 31, 2025 and 2024 amounted to approximately $0.075 million and $0.041 million, respectively.

Right-of-use assets, net for the amount recognized in the consolidated balance sheet in the table below:

	As of December 31,
	2025	2024
	$’000	$’000

Right-of-use assets, net
At cost	1,659	1,477

	1,659	1,477
Less: Accumulated amortization	(1,002)	(805)

	657	672

Operating lease expenses for the financial years ended December 31, 2025, 2024 and 2023 amounted to approximately $0.4 million, $0.4 million and $0.4 million, respectively.

Lease liabilities for the amount recognized in the consolidated balance sheet in the table below:

Finance lease liabilities

	As of December 31,
	2025	2024
	$’000	$’000

Within 1 year	80	103
More than 1 year	153	209
Total future lease payment	233	312
Less: Imputed interest	(23)	(36)

Present value of finance lease liabilities	210	276

Representing
Current liabilities	70	88
Non-current liabilities	140	188

	210	276

Operating lease liabilities

	As of December 31,
	2025	2024
	$’000	$’000

Present value of operating lease liabilities	684	718

Representing
Current liabilities	176	334
Non-current liabilities	508	384

	684	718

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future lease payments, excluding short-term leases, as of December 31, 2025 and 2024, are detailed as follows:

	As of December 31,
	2025	2024
	$’000	$’000

Within 1 year
- finance lease liabilities	70	88
- operating lease liabilities	176	334

	246	422

More than 1 year
- finance lease liabilities	140	188
- operating lease liabilities	508	384

	648	572

	894	994

Future Contractual Lease Payments as of December 31, 2025

The below table summarizes our (i) minimum lease payments over the next five financial years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the financial years ending December 31:

	Finance lease liabilities	Operating lease liabilities
	$’000	$’000

Financial years ending December 31,
2026	80	177
2027	60	109
2028	39	38
2029	35	9
2030	19	10
Over 2030	-	341
Total future lease payment	233	684
Less: Imputed interest	(23)	-

Present value of finance lease liabilities	210	684

The Company excludes short-term leases (those with lease terms of less than one (1) year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years. The operating lease expenses are approximately $0.49 million, $0.44 million and $0.56 million for the financial years ended December 31, 2025, 2024 and 2023.